Deferred tax assets and liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	$ 12,467	$ 12,735
Tax loss carryforwards expired	11	24	$ 8
One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	143	22
Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	49	147
Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,961	50
Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	917	2,736
Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	682	1,233
More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	6,559	6,661
Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	1,156	1,886
Capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	4,106	5,211
Capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	10	3
Capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	10	88
Capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	150	26
Capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	844	399
Capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	537	1,136
Capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	1,952	2,456
Capitalized [member] | Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	603	1,103
Not capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	8,361	7,524
Not capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	133	19
Not capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	39	59
Not capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,811	24
Not capitalized [member] | Three years [member] | US
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,800
Not capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	73	2,337
Not capitalized [member] | Four years [member] | US
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets		2,300
Not capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	145	97
Not capitalized [member] | Five years [member] | US
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	4,500	4,000
Not capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	4,607	4,205
Not capitalized [member] | Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	$ 553	$ 783